Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Net Sales and Long-Lived Assets by Geographic Region

The table below presents net sales and long-lived assets by geographic region.

	North America (b)	Europe	Mexico	Consolidated & Combined
2016
Net Sales	$3,286	$272	$96	$3,654
Long-lived assets (a)	651	30	23	704

2015
Net Sales	$3,319	$305	$119	$3,743
Long-lived assets (a)	722	43	21	786

2014
Net Sales	$3,350	$381	$122	$3,853
Long-lived assets (a)	692	61	23	776

(a)	Includes net property, plant and equipment and other noncurrent assets.
(b)	North America includes the United States and Canada.